Financial assets at FVTPL_Details of financial assets at FVTPL (Details) $ in Thousands	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	₩ 8,069,144,000,000		₩ 6,126,316,000,000
Financial assets designed at FVTPL	0		0
Financial assets at fair value through profit or loss mandatorily measured at fair value	8,069,144,000,000	$ 6,983,249	6,126,316,000,000
Deposits
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value	27,901,000,000		26,935,000,000
Gold banking asset
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	27,901,000,000		26,935,000,000
Securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	4,906,867,000,000		3,687,852,000,000
Financial assets at fair value through profit or loss mandatorily measured at fair value	4,906,867,000,000		3,687,852,000,000
Korean treasury and government agencies
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	872,954,000,000		516,173,000,000
Financial institutions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	600,303,000,000		533,393,000,000
Corporates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	762,265,000,000		774,589,000,000
Others
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	101,563,000,000		0
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	688,350,000,000		455,666,000,000
Capital contributions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	515,199,000,000		422,614,000,000
Beneficiary certificates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	1,366,233,000,000		985,417,000,000
Loans
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	212,473,000,000		385,450,000,000
Derivative assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)	2,921,903,000,000		2,026,079,000,000
Financial assets at fair value through profit or loss mandatorily measured at fair value	₩ 2,921,903,000,000		₩ 2,026,079,000,000